                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ------------------

Check here if Amendment [ ]; Amendment Number: __________
       This Amendment (Check only one.): [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: 111 Huntington Avenue
         Boston, MA  02199

Form 13F File Number:  28-06625
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Roy Edgar Brakeman, III
Title:   Managing Member
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

         /s/ Roy Edgar Brakeman, III           Boston, MA           11/14/03
         ---------------------------           ----------           --------
*Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Roy Edgar Brakeman, III is the Managing Member of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            2
                                         ----------

Form 13F Information Table Entry Total:      90
                                         ----------

Form 13F Information Table Value Total:  $2,761,021
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number    Name

      1      28-06946                Brookside Capital Partners Fund, L.P.
    -----    -----------------       -------------------------------------

      2      28-06924                Brookside Capital Investors, L.P.
    -----    -----------------       -------------------------------------

                      Brookside Capital Partners Fund, L.P.
                    Form 13F Information Table as of 09/30/03

                                                                                       Investment     Other       Voting Authority
Description                    Title of Class        Cusip       PRN Amount    x1000   Discretion    Managers   Sole   Shares   None
ABGENIX INC                    COM                   00339B107      400,000    5,796      Sole                   X
ACE LTD                        ORD                   G0070K103    4,000,000  132,320      Sole                   X
ALLTEL CORP                    COM                   020039103      491,500   22,776      Sole                   X
ALTEON INC                     COM                   02144G107      500,000      950      Sole                   X
AMAZON.COM 4.75% 02/01/09      NOTE 4.75% 02/02/09   023135AF3   23,557,000   22,615      Sole                   X
AMBAC FINANCIAL GROUP INC      COM                   023139108      750,000   48,000      Sole                   X
AMDOCS LTD                     ORD                   G02602103    6,214,650  116,835      Sole                   X
AMERICAN STD COS INC DEL       COM                   029712106      451,500   38,039      Sole                   X
AMERISOURCE BERGEN CORP        COM                   03073E105      250,000   13,513      Sole                   X
ARIBA INC                      COM                   04033V104      604,300    1,837      Sole                   X
ASCENTIAL SOFTWARE CORP        COM NEW               04362P207      363,900    6,743      Sole                   X
ASPECT COMMUNICATIONS CORP     COM                   04523Q102      661,800    5,513      Sole                   X
AVOCENT CORP                   COM                   053893103    1,347,678   40,821      Sole                   X
AXIS CAPITAL HOLDINGS LTD      SHS                   G0692U109    2,640,100   65,870      Sole                   X
BEA SYS INC                    COM                   073325102      982,600   11,831      Sole                   X
BEST BUY INC                   COM                   086516101      889,900   42,288      Sole                   X
BOEING CO                      COM                   097023105    1,581,900   54,307      Sole                   X
CAREER EDUCATION CORP          COM                   141665109      400,000   18,124      Sole                   X
CARNIVAL CORP                  PAIRED CTF            143658300    1,226,800   40,349      Sole                   X
CARMAX INC                     COM                   143130102    3,530,500  115,306      Sole                   X
CITADEL BROADCASTING CORP      COM                   17285T106      200,000    3,952      Sole                   X
CLEAR CHANNEL COMMUNICATIONS   COM                   184502102    2,079,500   79,645      Sole                   X
COMCAST CORP NEW               CL A SPL              20030N200      679,000   20,126      Sole                   X
COMMERCE ONE INC DEL           COM NEW               200693208      631,200    1,578      Sole                   X
COMPUTER ASSOC INTL INC        COM                   204912109      414,900   10,833      Sole                   X
COUNTRYWIDE FINANCIAL CORP     COM                   222372104      250,000   19,570      Sole                   X
CREE INC                       COM                   225447101    1,498,400   27,750      Sole                   X
CUMMINS INC                    COM                   231021106      819,300   36,401      Sole                   X
DOLLAR GEN CORP                COM                   256669102    1,412,500   28,250      Sole                   X
DOT HILL SYS CORP              COM                   25848T109      100,000    1,377      Sole                   X
DURECT CORP                    COM                   266605104    3,990,514   12,810      Sole                   X
ELOYALTY CORP                  COM NEW               290151307      369,145    1,299      Sole                   X
EXACT SCIENCES CORP            COM                   30063P105      934,200   12,612      Sole                   X
FEDERAL HOME LN MTG CORP       COM                   313400301      500,000   26,175      Sole                   X
FEDERAL NATL MTG ASSN          COM                   313586109    2,750,000  193,050      Sole                   X
FISHER SCIENTIFIC INTL INC     COM NEW               338032204      174,600    6,930      Sole                   X
GENERAL MTRS CORP              CL H NEW              370442832    3,104,500   44,425      Sole                   X
GREY GLOBAL GROUP INC          COM                   39787M108       75,648   57,576      Sole                   X
GUIDANT CORP                   COM                   401698105      750,000   35,138      Sole                   X
HOME DEPOT INC                 COM                   437076102      516,000   16,435      Sole                   X
IDX SYS CORP                   COM                   449491109      208,129    4,812      Sole                   X
IMPAX LABORATORIES INC         COM                   45256B101    1,250,000   15,638      Sole                   X
INTERACTIVE CORP               COM                   45840Q101    2,030,847   67,384      Sole                   X
INTERNATIONAL GAME TECHNOLOGY  COM                   459902102      669,200   18,838      Sole                   X
INTERNET CAP GROUP INC         COM                   46059C106    3,523,700    1,603      Sole                   X
INVITROGEN CORP                COM                   46185R100      400,000   23,176      Sole                   X
KANA SOFTWARE INC              COM NEW               483600300      500,000    1,960      Sole                   X
KINDER MORGAN INC KANS         COM                   49455P101      851,300   45,979      Sole                   X
LA JOLLA PHARMACEUTICAL CO     COM                   503459109      899,500    3,571      Sole                   X
LAMAR ADVERTISING CO           CL A                  512815101      202,600    5,969      Sole                   X
LEXMARK INTL NEW               CL A                  529771107    1,280,800   80,703      Sole                   X
LOWES COS INC                  COM                   548661107      575,500   29,868      Sole                   X
MANDALAY RESORT GROUP          COM                   562567107    1,554,200   61,562      Sole                   X
MANUGISTICS GROUP INC          COM                   565011103      505,200    2,779      Sole                   X
MAXTOR CORP                    COM NEW               577729205    3,645,800   44,369      Sole                   X
MBIA INC                       COM                   55262C100      550,000   30,234      Sole                   X
MERCURY INTERACTIVE CORP       COM                   589405109    1,753,148   79,944      Sole                   X
MICROSTRATEGY INC              CL A NEW              594972408      434,400   19,978      Sole                   X
MOTOROLA INC                   COM                   620076109    3,726,300   44,529      Sole                   X
NETEGRITY INC                  COM                   64110P107      118,000    1,178      Sole                   X
NEUROCRINE BIOSCIENCES INC     COM                   64125C109      175,000    8,661      Sole                   X
NEWS CORP LTD                  SP ADR PRF            652487802    3,002,300   81,933      Sole                   X
NTL INC DEL                    COM                   62940M104      467,436   21,628      Sole                   X
PACIFIC SUNWEAR CALIF INC      COM                   694873100       50,000    1,033      Sole                   X
PAYCHEX INC                    COM                   704326107      125,000    4,263      Sole                   X
REEBOK INTL LTD                COM                   758110100    1,500,000   50,145      Sole                   X
ROYAL CARIBBEAN CRUISES LTD    COM                   V7780T103      150,000    4,217      Sole                   X
SPDR TR                        UNIT SER 1            78462F103      594,921   59,462      Sole                   X
SAP AG                         SPONSORED ADR         803054204    2,207,420   67,128      Sole                   X
SCANSOFT INC                   COM                   80603P107      220,000      924      Sole                   X
SEPRACOR INC                   COM                   817315104      500,500   13,824      Sole                   X
SIEBEL SYS INC                 COM                   826170102    3,114,300   30,396      Sole                   X
SONUS PHARMACEUTICALS INC      COM                   835692104      700,000    2,755      Sole                   X
SPX CORP                       COM                   784635104      631,400   28,590      Sole                   X
STEEL DYNAMICS INC             COM                   858119100    2,000,000   30,420      Sole                   X
STERICYCLE INC                 COM                   858912108       69,800    3,298      Sole                   X
STRYKER CORP                   COM                   863667101      197,600   14,881      Sole                   X
SUPPORTSOFT INC                COM                   868587106      100,000    1,119      Sole                   X
SYNOPSYS INC                   COM                   871607107    3,241,600  100,198      Sole                   X
TARGET CORP                    COM                   87612E106      803,700   30,243      Sole                   X
TECH DATA CORP                 COM                   878237106    1,152,639   35,559      Sole                   X
TECHNOLOGY SOLUTIONS CO        COM                   87872T108    2,707,200    3,330      Sole                   X
TEKELEC                        COM                   879101103      738,800   11,592      Sole                   X
TIBCO SOFTWARE INC             COM                   88632Q103    2,802,400   14,993      Sole                   X
TIMKEN CO                      COM                   887389104      620,000    9,449      Sole                   X
TRIMERIS INC                   COM                   896263100      149,200    3,740      Sole                   X
US BANCORP DEL                 COM NEW               902973304    3,000,000   71,970      Sole                   X
VITRIA TECHNOLOGY              COM NEW               92849Q401      106,275      537      Sole                   X
WELLS FARGO & CO NEW           COM                   949746101      600,000   30,900      Sole                   X
WOMEN FIRST HEALTHCARE         COM                   978150100      750,000    1,013      Sole                   X